FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT (Details) (USD $)	12 Months Ended
	Sep. 30, 2011 Unit USDPerRight D M Right multiple Arbitration SquareFoot Plan Y Rig	Sep. 30, 2010
Limited Liability Partnerships
Investment in limited partnerships, at carried cost	$ 9,400,000	$ 12,400,000
Investment in limited partnerships, at fair value	15,800,000	22,500,000
Investment in limited partnerships sold, carried cost	3,000,000
Investment in limited partnerships sold, fair value	3,900,000
Investment sold in limited partnerships, gross realized gain	913,000
Non-qualified Supplemental Savings Plan
Assets held in Non-qualified Supplement Savings Plan, at Fair Value	5,900,000	5,100,000
Available-for-sale securities
Minimum original maturity period of bank certificate of deposit classified as short-term investment (in months)	3
Equity securities
Available-for-sale securities
Cost	129,183,000	129,183,000
Gross unrealized gains	203,486,000	174,025,000
Estimated fair value	$ 332,669,000	$ 303,208,000